Income Taxes (Details 2) - Deferred Tax Assets [Member] - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Non-capital losses	$ 5,765	$ 6,142
Total	$ 5,765	$ 6,142